Document and Entity Information	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
Document And Entity Information
Entity Registrant Name	MASCOT PROPERTIES, INC.	MASCOT PROPERTIES, INC.
Entity Central Index Key	0001520358	0001520358
Document Type	S-1	S-1
Document Period End Date	Sep. 30, 2012	Jun. 30, 2012
Amendment Flag	true	true
Amendment Description

The purpose of this Amendment No.1 (the “Amendment”) to the Mascot Properties, Inc. (the “Company”) Post-Effective Amendment, originally filed with the U.S. Securities and Exchange Commission on December 18, 2012 (the “Post Effective Amendment”), is to furnish Exhibit 101 to the Post-Effective Amendment in accordance with Rule 405 of Regulation S-T and.

Pursuant to rule 406T of Regulation S–T, the interactive data files on Exhibit 101 attached hereto are deemed not filed or part of a registration statement or prospectus for purposes of Sections 11 or 12 of the Securities Act of 1933, as amended, are deemed not filed for purposes of Section 18 of the Securities Act of 1934, as amended, and otherwise are not subject to liabilities under those sections.

The purpose of this Amendment No.1 (the “Amendment”) to the Mascot Properties, Inc. (the “Company”) Post-Effective Amendment, originally filed with the U.S. Securities and Exchange Commission on December 18, 2012 (the “Post Effective Amendment”), is to furnish Exhibit 101 to the Post-Effective Amendment in accordance with Rule 405 of Regulation S-T and.

Pursuant to rule 406T of Regulation S–T, the interactive data files on Exhibit 101 attached hereto are deemed not filed or part of a registration statement or prospectus for purposes of Sections 11 or 12 of the Securities Act of 1933, as amended, are deemed not filed for purposes of Section 18 of the Securities Act of 1934, as amended, and otherwise are not subject to liabilities under those sections.

Current Fiscal Year End Date	--06-30	--06-30
Entity Filer Category	Smaller Reporting Company	Smaller Reporting Company